Note 9 - Deposits	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
(9)	Deposits

Deposits at  December 31, 2022 and 2021 are summarized as follows:

	In Thousands
	2022	2021
Demand deposits	$414,905	433,500
Savings accounts	338,963	296,434
Negotiable order of withdrawal accounts	1,070,629	1,030,743
Money market demand accounts	1,301,349	1,201,235
Certificates of deposit $250,000 or greater	230,408	123,297
Other certificates of deposit	471,249	399,850
Individual retirement accounts $250,000 or greater	7,727	8,618
Other individual retirement accounts	57,475	61,394
Total	$3,892,705	3,555,071

Principal maturities of certificates of deposit and individual retirement accounts at  December 31, 2022 are as follows:

(In Thousands)
Maturity	Total
2023	$494,645
2024	153,385
2025	77,029
2026	15,993
2027	25,807
Thereafter	—
$766,859

The aggregate amount of overdrafts reclassified as loans receivable was $1,453,000 and $529,000 at  December 31, 2022 and 2021, respectively.

The aggregate balances of related party deposits at  December 31, 2022 and 2021 were $9,743,000 and $5,806,000, respectively.

As of  December 31, 2022 and 2021, Wilson Bank was not required to maintain a cash balance with the Federal Reserve.